Debt - Revolving Credit Facility (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	May 31, 2025	Dec. 02, 2024	Oct. 07, 2024	Jun. 21, 2024
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 650,000,000	$ 1,500,000,000	$ 650,000,000	$ 650,000,000	$ 100,000,000
Outstanding amount	$ 11,000,000	0
Line of credit amount outstanding	450,000,000	$ 0
Remaining borrowing capacity	$ 1,000,000,000
Commitment fee percentage	0.25%	0.25%
Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 175,000,000	$ 350,000,000